Loss Per Common Share (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Undeclared preferred dividends			$ 27,372
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	7,012,813	5,035,167	6,761,637	5,307,928	5,033,156	3,411,270	1,698,569
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	3,499,000	3,499,000	3,499,000	4,926,692	4,566,836	5,935,000	6,522,556